STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 15 – STOCK-BASED COMPENSATION

The TraQiQ Inc. 2020 Equity Incentive Plan was initially approved by the Company’s Board of Directors on November 23, 2020. In conjunction with the reincorporation and effective January 10, 2024, the Company adopted the Titan Environmental Solutions Inc. 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan limits the shares of common stock authorized to be awarded as stock awards to 32,500,000 shares. The 2023 Plan terminates upon the earlier of 1) the earliest date at which all shares awarded under the plan have been satisfied in full or terminated and there remain no new shares authorized to be issued under the plan, or 2) the tenth anniversary of the plan’s effective date.

The activity for restricted stock awards under the Company’s incentive plans was as follows for the nine months ended September 30, 2023. There were no stock options outstanding or activity during the nine months ended September 30, 2024.:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Grant Date	Contractual
	Shares	Fair Value	Term (years)

Nonvested at December 31, 2022	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at March 31, 2023

Acquired concurrent with the Titan Merger (vested and unreleased)	1,405,000	$0.01	-

Acquired concurrent with the Titan Merger (unvested)	3,600,000	$0.01	2.62
Granted	-	$-	-
Shares vested	(600,000)	$0.01	-
Forfeitures	-	$-	-
Outstanding (nonvested) at June 30, 2023	3,000,000	$0.01	1.95
Outstanding (vested and unreleased) at June 30, 2023	2,005,000	$0.01	-

Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures and cancelations	(4,705,000)	$-	-
Vested and released	(300,000)	$-	-
Total outstanding at September 30, 2023	-	$-	-

As of June 30, 2023, there were 2,005,000 shares of common stock related to restricted stock grants that were vested and unissued. On September 13, 2023, the Company signed a Cancellation of Restricted Stock Grants Agreement with Sikka and two directors which rescinded and annulled 1,705,000 of the vested and unreleased shares and the 3,000,000 unvested shares. Consequently, the obligation to issue shares was eliminated.

Stock-based compensation from restricted stock awards for the nine months ended September 30, 2024 and 2023 was $0 and $5,590,485, respectively. Stock-based compensation from restricted stock awards for the three months ended September 30, 2024 and 2023 was $0 and $2,278, respectively. As of September 30, 2024, there remained $0 of unrecognized stock-based compensation from restricted stock awards. The total fair value of restricted shares that vested during the nine months ended September 30, 2024 and 2023 was $0 and $3,510, respectively. The fair value of the vested and unreleased shares on the date of the Titan Merger was $16,439.

On the Titan Merger acquisition date, the Company awarded 70,100 shares of Series C Preferred Stock that vested immediately to its chief executive officer, and as a result recorded $5,586,796 of stock-based compensation (Note 14 – Stockholders’ Equity and Mezzanine Equity). On September 28, 2023, the Company and the chief executive officer signed a cancellation agreement and the Series C Preferred Stock shares were rescinded. Under the terms of the cancellation agreement, the Company agreed to issue ten-year stock options to acquire a number of shares of common stock of the Company in order to provide the chief executive officer an equity interest in the Company commensurate with the value of the original stock award. Such options will have an exercise price equal to the sale price of the common stock in the next public offering of common stock consummated by the Company.

The fair value of the Series C Preferred Stock was determined using observable inputs (level 2 fair value measurement) with a market approach technique. The main input for the Series C Preferred Stock fair value was the price of the Company’s common stock as of the date of the grant. As a result of the redomicile, each share of Series C Convertible Preferred Stock issued and outstanding immediately prior to the effective time of the redomicile was exchanged for one share of Series A Convertible Preferred Stock, which has substantially the same rights and preferences as the TraQiQ Series C Preferred Stock (Note 1 – Organization and Nature of Operations).

NOTE 15 – STOCK-BASED COMPENSATION

The TraQiQ Inc. 2020 Equity Incentive Plan was initially approved by the Company’s Board of Directors on November 23, 2020. In conjunction with the reincorporation (Note 20 – Subsequent Events) and effective January 10, 2024, the Company adopted the Titan Environmental Solutions Inc. 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan limits the shares of common stock authorized to be awarded as stock awards to 32,500,000 shares. The 2023 Plan terminates upon the earlier of 1) the earliest date at which all shares awarded under the plan have been satisfied in full or terminated and there remain no new shares authorized to be issued under the plan, or 2) the tenth anniversary of the plan’s effective date.

The activity for restricted stock awards under the Company’s incentive plans was as follows for the years ended December 31, 2023 and 2022:

Weighted
		Weighted	Average
		Average	Remaining
	Number	Grant Date	Contractual
	Shares	Fair Value	Term (years)

Nonvested at December 31, 2021	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at December 31, 2022	-	$-	-

Nonvested at December 31, 2022	-	$-	-
Granted	-	$-	-
Acquired concurrent with the Titan Merger (vested and unreleased)	1,405,000	$0.01	-
Acquired concurrent with the Titan Merger (unvested)	3,600,000	$0.01	-
Shares vested	(300,000)	$0.01	-
Forfeitures and cancelations	(4,705,000)	$0.01	-
Total outstanding at December 31, 2023	-	$-	-

As of June 30, 2023, there were 2,005,000 shares of common stock related to restricted stock grants that were vested and unissued. On September 13, 2023, the Company signed a Cancellation of Restricted Stock Grants Agreement with Sikka and two directors which rescinded and annulled 1,705,000 of the vested and unreleased shares and the 3,000,000 unvested shares. Consequently, the obligation to issue shares was eliminated.

Stock-based compensation from restricted stock awards for the years ended December 31, 2023 and 2022 was $5,590,485 and $0, respectively. As of December 31, 2023, there remained $0 of unrecognized stock-based compensation from restricted stock awards. The total fair value of restricted shares that vested during the years ended December 31, 2023 and 2022 was $3,510 and $0, respectively. The fair value of the vested and unreleased shares on the date of the Titan Merger was $16,439.

On the Titan Merger acquisition date, the Company awarded 70,100 shares of Series C Preferred Stock that vested immediately to its chief executive officer, and as a result recorded $5,586,796 of stock-based compensation (Note 14 – Stockholders’ Equity). On September 28, 2023, the Company and the chief executive officer signed a cancellation agreement and the Series C Preferred Stock shares were rescinded. Under the terms of the cancellation agreement, the Company agreed to issue ten-year stock options to acquire a number of shares of common stock of the Company in order to provide the chief executive officer an equity interest in the Company commensurate with the value of the original stock award. Such options will have an exercise price equal to the sale price of the common stock in the next public offering of common stock consummated by the Company.

The fair value of the Series C Preferred Stock was determined using observable inputs (level 2 fair value measurement) with a market approach technique. The main input for the Series C Preferred Stock fair value was the price of the Company’s common stock as of the date of the grant.